Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 5,837	$ 7,758
Accumulated depreciation and amortization	[1]	4,266	4,179
Impairment charge		1,693	(0)
Acquisition of property and equipment		1,484	1,520
Proceeds from sale of property and equipment		217	11
Loss on sale of property and equipment		90	12
Depreciation and amortization expense		1,384	1,352
Finance Lease Arrangements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		247	443
Accumulated depreciation and amortization		1,632	1,127
Depreciation expense		$ 303	$ 401

[1]	Property and equipment held under finance lease arrangements amounted to $247 and $443 as of March 31, 2025 and 2024, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,632 and $1,127 as of March 31, 2025 and March 31, 2024, respectively. Depreciation expense in respect to these assets was $303 and $401 for the years ended March 31, 2025 and 2024, respectively.